Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 4,789
2018	4,726
2019	4,636
2020	4,188
Thereafter	13,397
Total	$ 31,736